UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22635

Blackstone Alternative Alpha Master Fund

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue, 28th Floor

New York, NY 10154

(Address of Principal Executive Offices)

Peter Koffler, Esq.

c/o Blackstone Alternative Asset Management L.P.

345 Park Avenue

28th Floor

New York, NY 10154

(Name and Address of Agent for Service)

With a copy to:

James E. Thomas, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

Registrant’s telephone number, including area code: (212) 583-5000

Date of fiscal year end: March 31, 2017

Date of reporting period: September 30, 2016

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached hereto.

Blackstone

Blackstone Alternative Asset Management L.P.

SEMI-ANNUAL REPORT (Unaudited)

For the Period Ended September 30, 2016

Blackstone Alternative Alpha Master Fund and Subsidiary

Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Statement of Assets and Liabilities

As of September 30, 2016 (Unaudited)

Assets:
Investments in Investee Funds, at fair value (Cost $873,693,919)	$946,998,462
Cash	26,177,731
Investment subscriptions paid in advance to Investee Funds	15,370,000
Receivable from investments sold	36,849,154
Prepaid expenses	79,778
Interest receivable	506,831

Total assets	1,025,981,956

Liabilities:
Shareholder redemptions payable	56,594,035
Management fees payable	3,135,338
Payable to Investment Manager	315,685
Accrued expenses and other liabilities	358,742

Total liabilities	60,403,800

Net assets	$965,578,156

Components of Net Assets:
Paid-in capital	$957,943,670
Accumulated net investment loss	(19,277,806)
Accumulated net realized loss	(46,392,249)
Net unrealized appreciation on investments	73,304,541

Net assets	$965,578,156

Net Asset Value:
Net assets	$965,578,156
Shares of beneficial interests outstanding, no par value, unlimited shares authorized	853,074

Net asset value per share	$1,131.88

See accompanying Notes to Consolidated Financial Statements.

Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Schedule of Investments

September 30, 2016 (Unaudited)

	Shares/ Par	Cost	Fair Value	Percentage of Total Net Assets	Redemptions Permitted(1)	Redemption Notification Period(1)
Investments in Investee Funds:
Equity(a)
Glenview Institutional Partners, L.P.		$94,400,000	$100,066,845	10.36%	Quarterly	45 Days
Southpoint Qualified Fund LP		59,300,000	71,359,718	7.39%	Quarterly	60 Days
Corvex Partners LP		68,030,000	71,095,926	7.36%	Quarterly	60 Days
Shearwater Offshore, Ltd.(3)	630,181	62,500,000	68,064,622	7.05%	Annually	60 Days
Coatue Qualified Partners, L.P.		51,792,496	58,191,805	6.03%	Quarterly	45 Days
Samlyn Offshore, Ltd.(3)	40,476	42,000,000	46,975,971	4.87%	Semi-annually	45 Days
Hoplite Partners, L.P.		40,385,261	43,456,272	4.50%	Monthly – Quarterly	45 Days
Pershing Square, L.P.		41,670,620	33,645,842	3.48%	Quarterly	65 Days
MTP Energy Fund Corp
Corp Promissory Note, 13.00%, 9/1/2025-11/1/2025	15,758,400	15,758,400	15,758,400	1.63%	N/A	N/A
Corp Series C — Equity Shares	22,015	15,397,025	12,802,786	1.33%	Quarterly	60 Days

Total MTP Energy Fund Corp		31,155,425	28,561,186
MTP Energy Fund I Ltd.(3)	25,491	25,490,875	27,286,002	2.82%	Quarterly	60 Days
Turiya Fund LP		20,089,087	27,084,989	2.81%	Quarterly	45 Days
Soroban Opportunities Cayman Fund Ltd(3)	18,729	20,000,000	23,961,399	2.48%	Quarterly	60 Days
Viking Global Equities III Ltd.(3)	6,279	12,400,000	19,843,208	2.06%	Annually	45 Days
Soroban Cayman Fund Ltd(3)	3,628	6,936,000	8,328,329	0.86%	Quarterly	60 Days
Visium Balanced Offshore Fund, Ltd.(3)	243	478,789	571,976	0.06%	Non- Redeemable	Non- Redeemable
Bay Pond Partners, L.P.(2)		3,098,418	108,079	0.01%	Non- Redeemable	Non- Redeemable

Total		579,726,971	628,602,169	65.10%

Multi-Category(b)
Magnetar Constellation Fund, Ltd(3)	54,800	54,800,000	63,099,607	6.53%	Quarterly	90 Days
Third Point Partners Qualified L.P.		40,000,000	40,769,851	4.22%	Quarterly	60 Days

See accompanying Notes to Consolidated Financial Statements.

Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares/ Par	Cost	Fair Value	Percentage of Total Net Assets	Redemptions Permitted(1)	Redemption Notification Period(1)
HBK Multi-Strategy Offshore Fund Ltd.(3)	38,953	$38,976,601	$40,486,575	4.20%	Quarterly	90 Days
Elliott International Limited(3)	30,035	31,265,919	35,035,209	3.63%	Quarterly – Semi-annually	60 Days

Total		165,042,520	179,391,242	18.58%

Global Macro(c)
Autonomy Global Macro Fund Limited(3)	260,718	51,341,003	52,699,406	5.46%	Monthly	60 Days
Tudor BVI Global Fund Ltd.(3)	5,316	44,110,000	45,897,488	4.75%	Quarterly	60 Days

Total		95,451,003	98,596,894	10.21%

Relative Value(d)
Renaissance Institutional Diversified Alpha Fund International L.P.(3)		33,473,425	40,408,157	4.19%	Monthly	45 Days

Total Investments in Investee Funds(4)(5)		$873,693,919	$946,998,462	98.08%

Other assets, less liabilities			18,579,694	1.92%

Total Net Assets			$965,578,156	100.00%

Investee Funds are organized in the United States, unless otherwise noted.

Investee Funds are non-income producing securities.

(1)	Reflects general redemption terms for each Investee Fund. See Note 4 in the Notes to Financial Statements for Major Investment Strategies disclosure.
(2)	Investee Fund is held by Blackstone Alternative Alpha Sub Fund I Ltd., which is wholly-owned by the Master Fund.
(3)	Investee Fund is organized in a non-U.S. offshore jurisdiction.
(4)	The total cost of Investee Funds organized in the United States is $449,921,307, with a fair value of $474,340,513.
(5)	The total cost of Investee Funds organized in non-U.S. offshore jurisdictions is $423,772,612, with a fair value of $472,657,949.
(a)	The Equity strategy generally includes Investee Funds with strategies using a bottom-up analysis that do not actively trade exposures, trading strategies focusing on shorter-term dynamics and appreciation for market technicals, strategies based on top-down thematic/macro views and technically driven statistical arbitrage with fundamental quantitative long/short strategies.
(b)	The Multi-Category strategy generally includes Investee Funds that invest across multiple strategies.
(c)	The Global Macro strategy generally includes Investee Funds with discretionary, directional and inter-country exposure to commodities, equity, interest rates and currencies.
(d)	The Relative Value strategy generally includes Investee Funds with a focus on long/short managers with fundamentally hedged products or otherwise low net exposure.

See accompanying Notes to Consolidated Financial Statements.

Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Statement of Operations

For the Six Months Ended September 30, 2016 (Unaudited)

Net Investment Loss:
Income:
Interest	$1,027,404

Expenses:
Management fees	6,203,414
Administration	224,286
Legal	144,257
Commitment fees	142,079
Risk monitoring	138,109
Professional	111,641
Trustee	108,669
Insurance	79,777
Transfer agent fees	44,731
Interest	32,419
Custody	28,110
Other	60,755

Total expenses	7,318,247

Net Investment Loss	(6,290,843)

Net Increase in Net Assets from Investments:
Net realized gain from investments in Investee Funds	7,109,528
Net change in unrealized appreciation from investments in Investee Funds	50,682,244

Net Increase in Net Assets from Investments	57,791,772

Net Increase in Net Assets from Operations	$51,500,929

See accompanying Notes to Consolidated Financial Statements.

Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Statements of Changes in Net Assets (Unaudited)

	For the Six Months Ended September 30, 2016	For the Year Ended March 31, 2016
Increase (Decrease) in Net Assets:
Operations:
Net investment loss	$(6,290,843)	$(12,004,029)
Net realized gain from investments in Investee Funds	7,109,528	12,431,755
Net change in unrealized appreciation (depreciation) from investments in Investee Funds	50,682,244	(106,441,693)

Net increase (decrease) in net assets from operations	51,500,929	(106,013,967)

Distributions to shareholders	—	(24,794,105)

Capital Transactions:
Shareholder subscriptions	59,233,859	285,693,812
Shareholder redemptions	(89,558,253)	(50,875,966)
Reinvestment of distributions	—	24,794,105

Net (decrease) increase in net assets from capital transactions	(30,324,394)	259,611,951

Net Assets:
Total increase in net assets	21,176,535	128,803,879
Beginning of period	944,401,621	815,597,742

End of period	$965,578,156	$944,401,621

Accumulated net investment loss	$(19,277,806)	$(12,986,963)

Share Transactions:
Beginning of period	879,520	660,774
Shares issued	53,554	241,280
Shares redeemed	(80,000)	(44,320)
Shares reinvested	—	21,786

End of period	853,074	879,520

See accompanying Notes to Consolidated Financial Statements.

Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Statement of Cash Flows

For the Six Months Ended September 30, 2016 (Unaudited)

Cash Flows from Operating Activities:
Net increase in net assets from operations	$51,500,929
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Net realized gain from investments in Investee Funds	(7,109,528)
Net change in unrealized appreciation from investments in Investee Funds	(50,682,244)
Purchases of investments in Investee Funds and subscriptions paid in advance to Investee Funds	(86,372,801)
Proceeds from redemptions of investments in Investee Funds	80,166,247
Increase in prepaid expenses	(79,778)
Increase in interest receivable	(473)
Increase in management fees payable	205,835
Decrease in payable to Investment Manager	(94,082)
Increase in accrued expenses and other liabilities	86,050

Net cash used in operating activities	(12,379,845)

Cash Flows from Financing Activities:
Proceeds from shareholder subscriptions and subscriptions received in advance	59,233,859
Payments for shareholder redemptions of shares	(45,688,377)
Proceeds from borrowings under credit facility	39,750,000
Repayment of borrowings under credit facility	(39,750,000)

Net cash provided by financing activities	13,545,482

Net change in cash	1,165,637
Cash, beginning of period	25,012,094

Cash, end of period	$26,177,731

Supplemental Disclosure of Cash Flow Information:
Cash paid during the period for interest	$32,419

See accompanying Notes to Consolidated Financial Statements.

Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Financial Highlights (Unaudited)

	For the Six Months Ended September 30, 2016	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$1,073.77	$1,234.31	$1,160.74	$1,077.79	$1,000.00
Income/(loss) from Investment Operations:
Net investment loss[1]	(7.05)	(15.48)	(18.30)	(17.68)	(23.23)
Net realized and unrealized gain/(loss) from investments	65.16	(114.95)	136.51	114.37	102.99

Net income/(loss) from investment operations	58.11	(130.43)	118.21	96.69	79.76

Distributions to shareholders	—	(30.11)	(44.64)	(13.74)	(1.97)

Net Asset Value, end of period	$1,131.88	$1,073.77	$1,234.31	$1,160.74	$1,077.79

Financial Ratios:[2]
Expenses to average net assets	1.47%	1.45%	1.53%	1.57%	2.28%

Net investment loss to average net assets	(1.27)%	(1.33)%	(1.53)%	(1.56)%	(2.27)%

Portfolio turnover	8.56%	8.97%	8.68%	10.30%	9.01%

Total return	5.41%[3]	(10.70)%	10.33%	8.98%	7.99%

Net assets, end of period (000s)	$965,578	$944,402	$815,598	$533,309	$196,348

[1]	Calculated using average shares outstanding during the period.
[2]	Financial ratios have been annualized.
[3]	Total return has not been annualized.

The financial ratios represent the expenses and net investment loss to average monthly net assets for the period. The ratios do not reflect the Consolidated Master Fund’s share of the income and expenses of the underlying Investee Funds.

See accompanying Notes to Consolidated Financial Statements.

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Financial Statements

September 30, 2016 (Unaudited)

1. Organization

Blackstone Alternative Alpha Master Fund (the “Master Fund”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a continuously offered, non-diversified, closed-end management investment company, commenced operations on April 1, 2012. Blackstone Alternative Alpha Fund (“BAAF”) and Blackstone Alternative Alpha Fund II (“BAAF II, and together with BAAF, the “Feeder Funds” and the Feeder Funds together with the Master Fund, the “Funds”) invest substantially all of their assets in the Master Fund. The Master Fund’s investment objective is to seek to earn long-term risk-adjusted returns that are attractive as compared to those of traditional public equity and fixed income markets.

The Master Fund owns 100% of the shareholder interest of Blackstone Alternative Alpha Sub Fund I Ltd. (the “Intermediate Fund”), an exempted company incorporated under the laws of the Cayman Islands on March 14, 2012 for the purpose of facilitating the implementation of the Master Fund’s investment objectives. The Consolidated Financial Statements include the financial statements of the Master Fund and the Intermediate Fund (collectively, the “Consolidated Master Fund”).

The investment manager of the Consolidated Master Fund and the Feeder Funds is Blackstone Alternative Asset Management L.P. (“BAAM” or the “Investment Manager”), a registered investment adviser under the Investment Advisers Act of 1940, as amended. Each of the Master Fund, the Feeder Funds and the Intermediate Fund is a commodity pool subject to regulation by the Commodity Futures Trading Commission (“CFTC”). BAAM, which serves as the commodity pool operator of the Master Fund, the Feeder Funds and the Intermediate Fund, is registered with the CFTC, but has claimed relief under Rule 4.12(c)(3) of the Commodity Exchange Act, with respect to the Master Fund and the Feeder Funds, and Rule 4.7, with respect to the Intermediate Fund, from certain disclosure, reporting and recordkeeping requirements otherwise applicable to commodity pools. The Board of Trustees (the “Board” and each member a “Trustee”) of the Master Fund supervises the conduct of the Consolidated Master Fund’s and the Feeder Funds’ affairs and, pursuant to their respective investment management agreements, has engaged BAAM to manage the Consolidated Master Fund’s and Feeder Funds’ day-to-day investment activities.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the registration statement of the Master Fund.

2. Basis of Presentation

The Consolidated Master Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars. All intercompany accounts and transactions have been eliminated in consolidation.

The preparation of financial statements in accordance with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates and these differences could be material.

3. Significant Accounting Policies

Fair Value Measurements

Valuation Process

The valuation of the Consolidated Master Fund’s investments is reviewed monthly by the valuation committee (“Valuation Committee”). The Valuation Committee is delegated by the Board with the

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

September 30, 2016 (Unaudited)

administration and oversight of the Consolidated Master Fund’s valuation policies and procedures. The Valuation Committee determines the fair value of investments in accordance with the current fair value guidance and as described below. In the event the Valuation Committee determines, in its discretion and based on its own due diligence and investment monitoring procedures, that the valuation of any investment determined, as set forth below, does not represent fair value, the Valuation Committee will value such investments at fair value in accordance with procedures adopted in good faith and approved by the Board, as may be amended from time to time.

Investments in Investee Funds

The fair value of investments in investment partnerships, managed funds, and other investment funds (“Investee Fund(s)”) is generally determined using the reported net asset value per share of the Investee Fund, or its equivalent, as a practical expedient for fair value.

The Consolidated Master Fund may, as a practical expedient, estimate the fair value of an investment in an Investee Fund based on the reported net asset value per share or its equivalent (“NAV”) if the reported NAV of the Investee Fund is calculated in a manner consistent with the measurement principles applied to investment companies, in accordance with Accounting Standards Codification 946, Financial Services-Investment Companies (“ASC 946”). In order to use the practical expedient, the Investment Manager has internal processes to independently evaluate the fair value measurement process utilized by the underlying Investee Fund to calculate the Investee Fund’s NAV in accordance with ASC 946. Such internal processes include the evaluation of the Investee Fund’s process and related internal controls in place to estimate the fair value of its underlying investments that are included in the NAV calculation, performing ongoing operational due diligence, review of the Investee Fund’s audited financial statements, and ongoing monitoring of other relevant qualitative and quantitative factors.

Additionally, the Consolidated Master Fund may invest in promissory notes issued by an Investee Fund. Such promissory notes are secured by a lien upon assets of the Investee Fund and are classified as investments in Investee Funds. The fair value of Investee Fund promissory notes is based on the residual value of the notes after subtracting the fair value of the Investee Fund’s shares from the Investee Fund’s enterprise value. The enterprise value of the Investee Fund is based upon the reported NAV of the Investee Fund gross of the par value of promissory note liabilities. Such investment in promissory notes are classified as Level 3 of the fair value hierarchy and the most significant unobservable input in determining fair value is the reported NAV of the Investee Fund. As of period-end the fair value of such notes amounted to $15,758,400 and related purchases and sales were $330,900 and $0, respectively during the period.

The fair value of investments in Investee Funds is reported net of management fees and incentive allocations/fees. The Investee Funds’ management fees and incentive allocations/fees are reflected in the net increase in net assets from investments in the Consolidated Statement of Operations.

Due to the inherent uncertainty of these estimates, these values may differ from the values that would have been used had a ready market for these investments existed and the differences could be material.

The investments in Investee Funds may involve varying degrees of interest rate risk, credit risk, foreign exchange risk, and market, industry or geographic concentration risk. While the Investment Manager monitors and attempts to manage these risks, the varying degrees of transparency into and potential illiquidity of, the financial instruments held by the Investee Funds may hinder the Investment Manager’s ability to effectively manage and mitigate these risks.

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

September 30, 2016 (Unaudited)

Fair Value of Financial Instruments

The fair value of the Consolidated Master Fund’s assets and liabilities which qualify as Financial Instruments under the existing accounting guidance for Financial Instruments, approximates the carrying amounts presented in the Consolidated Statement of Assets and Liabilities due to their short term nature.

Investment Transactions and Related Investment Income and Expenses

Investment transactions are accounted for on a trade date basis. Income and expenses, including interest, are recorded on an accrual basis.

The net realized gains or losses from investments in Investee Funds are recorded when the Consolidated Master Fund redeems or partially redeems its interest in the Investee Funds or receives distributions in excess of return of capital. Realized gains and losses from redemptions of investments are calculated using the first-in, first-out cost basis methodology.

Cash

At September 30, 2016, the Consolidated Master Fund had $26,177,731 of cash held at a major U.S. bank.

Contingencies

Under the Master Fund’s Amended and Restated Declaration of Trust, the Master Fund’s officers and Trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Fund.

Additionally, in the normal course of business, the Consolidated Master Fund enters into contracts that contain a variety of representations and indemnifications. The Consolidated Master Fund’s maximum exposure under these arrangements is unknown. However, the Consolidated Master Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Income Taxes

The Master Fund’s policy is to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986 applicable to regulated investment companies and to distribute substantially all of its investment company taxable income and net long-term capital gains to its shareholders. Therefore, no federal income tax provision is expected to be required. The Master Fund files U.S. federal and various state and local tax returns.

Management of the Master Fund has evaluated the tax positions taken or expected to be taken in the course of preparing the Master Fund’s tax returns for the current open tax years ended October 31, 2013, October 31, 2014 and October 31, 2015 and has concluded, as of September 30, 2016, that no provision for income tax would be required in the Master Fund’s financial statements. The Master Fund’s federal and state income and federal excise tax returns for the current open tax years are subject to examination by the Internal Revenue Service and state taxing authorities.

The Intermediate Fund is a controlled foreign corporation (“CFC”) for U.S. income tax purposes. As a wholly-owned CFC, the Intermediate Fund’s net income and capital gains, to the extent of its earnings and profits, are included in the Master Fund’s investment company taxable income.

For the current open tax years and for all major jurisdictions, management of the Intermediate Fund has concluded that there are no significant uncertain tax positions that would require recognition in the Master

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

September 30, 2016 (Unaudited)

Fund’s financial statements. Management is also not aware of any tax positions for which it is reasonably possible that the total amounts of uncertain unrecognized tax benefits will significantly change in the next twelve months. As a result, no income tax liability or expense, including interest and penalties, has been recorded within these consolidated financial statements.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of capital gains, if any, are declared and paid at least annually. Dividends and capital gain distributions paid by the Master Fund will be reinvested in additional Shares (defined below) of the Master Fund unless a shareholder elects not to reinvest in Shares or is otherwise ineligible. Shares purchased by reinvestment will be issued at their net asset value on the ex-dividend date.

Borrowings Under Credit Facility

The Master Fund has a secured revolving borrowing facility (the “Facility”) with borrowing capacity of $43,000,000 (the “Maximum Principal Amount”). Borrowings under the Facility are used primarily for bridge financing purposes and are secured by the assets of the Master Fund. Under the terms of the agreement, the Maximum Principal Amount may be increased or decreased upon mutual written consent of the Master Fund and the lender. Outstanding borrowings bear interest at a rate equal to 3-month LIBOR plus 1.00% per annum (1.85% at September 30, 2016). Effective December 31, 2015, a commitment fee is charged in the amount of 0.65% per annum on the total commitment amount of the Facility. Outstanding borrowings and accrued interest are due no later than December 31, 2016, the expiration date of the Facility, at which time the Master Fund and the lender can agree to extend the existing agreement. At September 30, 2016, the Master Fund had no outstanding borrowings under the Facility.

During the period ended September 30, 2016, the Master Fund’s maximum outstanding borrowing was $39,750,000. The weighted average principal outstanding during the period was approximately $2,208,333 at a weighted average interest rate of 1.63% per annum.

Recent Accounting Pronouncements

In January 2016, the Financial Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted. The adoption of this guidance is not expected to have a material impact on the consolidated financial statements.

In August 2014, the FASB issued ASU No. 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern. The amendment provides guidance on management’s responsibility in evaluating whether there is substantial doubt about the Consolidated Master Fund’s ability to continue as a going concern and related footnote disclosures. For each reporting period, management is required to evaluate whether there are conditions or events, in the aggregate, that raise substantial doubt about the Consolidated Master Fund’s ability to continue as a going concern within one year from the date the financial statements are issued or are available to be issued. This evaluation should include consideration of conditions and events that are either known or are reasonably knowable at the date the financial statements are issued or are available to be issued, as well as whether it is probable that management’s plans to address the substantial

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

September 30, 2016 (Unaudited)

doubt will be implemented and, if so, whether it is probable that the plans will alleviate the substantial doubt. The guidance is effective for annual periods ending after December 15, 2016 and interim periods and annual periods thereafter. Early adoption is permitted. The adoption of this guidance did not have a material impact on the financial statements.

4. Investments

Major Investment Strategies

Investments in Investee Funds that are non-redeemable or subject to other restrictions such as a lockup at the measurement date or have the ability to limit the individual amount of investor redemptions shall be classified as having a redemption restriction.

The following table summarizes investments in Investee Funds, by investment strategy, the unfunded commitment of each strategy (if applicable), and the amount of the investment in Investee Fund that cannot be redeemed because of redemption restrictions put in place by the Investee Fund.

Investments in Investee Funds by Strategy	Unfunded Commitment $	Non-Redeemable Investments (A)		Other Restricted Investments (B)		Investments Subject to No Restrictions	Total $
		Amount $	Redemption Restriction Commencement Date	Amount $	Redemption Restriction Term	Amount $

Equity	—	680,055	November 2014- June 2016	451,999,173	9 months- 48 months	175,922,941	628,602,169

Multi-Category	—	—	—	126,999,310	12 months- 24 months	52,391,932	179,391,242

Global Macro	—	—	—	52,674,825	10 months- 12 months	45,922,069	98,596,894

Relative Value	—	—	—	—	—	40,408,157	40,408,157

Total	—	680,055	—	631,673,308	—	314,645,099	946,998,462

(A) Investments in Investee Funds cannot currently be redeemed and the remaining redemption restriction period is not known. The date the redemption restriction commenced is disclosed.

(B) Investments subject to other restrictions include investments in Investee Funds that are subject to a lockup at the measurement date and/or have the ability to limit the individual amount of investor redemptions. The redemption restriction term is based on the restriction period (or range of restriction periods) for Investee Funds as defined in each respective Investee Fund’s governing legal agreement, without consideration of the length of time elapsed from the date of the investments in the Investee Funds. The Consolidated Master Fund’s investment in a particular Investee Fund classified within the strategies above may be comprised of investments with differing liquidity terms or investments which were made at differing points in time.

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

September 30, 2016 (Unaudited)

Purchases and sales of investments for the period ended September 30, 2016 were $81,002,801 and $117,015,401, respectively.

5. Fund Terms

Issuance of Shares

The Master Fund is authorized to issue an unlimited number of shares of beneficial interest (“Shares”). The Master Fund will issue Shares as of the first business day of the month or at such other times as determined by the Board upon receipt of an initial or additional application for Shares. The Fund reserves the right to reject, in whole or in part, any applications for subscriptions of Shares. The Shares are subject to restrictions on transferability and resale and may not be transferred or resold except as permitted under the Master Fund’s Declaration of Trust.

Repurchase of Shares

The Master Fund from time to time may offer to repurchase a portion of its outstanding Shares pursuant to written tenders by shareholders. Repurchases will be made only at such times and on such terms as may be determined by the Board, in its complete and exclusive discretion. In determining whether the Master Fund should repurchase Shares from shareholders pursuant to written tenders, the Master Fund’s Board will consider the Investment Manager’s recommendations. The Investment Manager expects to recommend quarterly repurchases.

6. Related Party Transactions

Management Fee

The Master Fund pays the Investment Manager a management fee (the “Management Fee”) quarterly in arrears (accrued on a monthly basis), equal to 1.25% (annualized) of the Master Fund’s net asset value. The Management Fee for any period less than a full quarter is pro-rated.

Expense Payments

The Investment Manager pays expenses on behalf of the Consolidated Master Fund and is subsequently reimbursed for such payments. As of September 30, 2016, the Consolidated Master Fund had $315,685 payable to the Investment Manager recorded in the Consolidated Statement of Assets and Liabilities.

7. Financial Instruments and Off-Balance Sheet Risk

In the normal course of business, the Investee Funds may enter into certain financial instrument transactions which may result in off-balance sheet market risk and credit risk. The Consolidated Master Fund’s market risk is also impacted by an Investee Fund’s exposure to interest rate risk, foreign exchange risk, and industry or geographic concentration risk. The Investee Funds invest in these instruments for trading and hedging purposes. The Consolidated Master Fund is indirectly subject to certain risks arising from investments made by the Investee Funds.

Market Risk

Market risk is the risk of potential adverse changes to the value of financial instruments because of changes in market conditions such as interest and currency rate movements. The Consolidated Master Fund is exposed to market risk indirectly as a result of the types of investments entered into by the Investee Funds. The Consolidated Master Fund actively monitors its exposure to market risk.

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

September 30, 2016 (Unaudited)

Investee Funds may invest in entities that trade or may invest directly in interest rate swaps, credit default swaps, exchange-traded and over-the-counter options, futures transactions, forward transactions, and securities sold, not yet purchased.

Credit Risk

Credit risk arises from the potential inability of counterparties to perform their obligations under the terms of a contract. The Consolidated Master Fund is indirectly exposed to credit risk related to the amount of accounting loss that the Investee Funds would incur if a counterparty fails to perform its obligations under contractual terms and if the Investee Funds fail to perform under their respective agreements.

8. Income Taxes

The primary difference between book and tax appreciation/depreciation of Investee Funds is attributable to adjustments to the tax basis of Investee Funds based on allocation of income and distributions from Investee Funds and the realization for tax purposes of financial statement unrealized gain/loss. In addition, the cost of Investee Funds for federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from the Investee Funds. As of September 30, 2016, the aggregate cost of Investee Funds and the composition of unrealized appreciation and depreciation on Investee Funds for federal income tax purposes are noted below.

Federal tax cost of investments in Investee Funds	$920,847,935

Gross unrealized appreciation	$37,507,363
Gross unrealized depreciation	(10,855,513)

Net unrealized appreciation	$26,651,850

9. Subsequent Events

The Consolidated Master Fund has evaluated the impact of subsequent events through the date of financial statement issuance.

On November 9, 2016, the Master Fund commenced an offer to purchase (“Offer”) up to 128,083 Shares at a price equal to the Shares’ net asset value effective as of December 31, 2016. The Offer expires on December 12, 2016.

Blackstone Alternative Alpha Master Fund and Subsidiary

Supplemental Information

September 30, 2016 (Unaudited)

Management of the Fund

The Consolidated Master Fund’s operations are managed by the Investment Manager under the direction and oversight of the Board of Trustees. A majority of the Trustees are not “interested persons” (as defined in the 1940 Act) of the Consolidated Master Fund, (the “Independent Trustees”). The Consolidated Master Fund’s Trustees and officers are subject to removal or replacement in accordance with Massachusetts law and the Master Fund’s Declaration of Trust. The Consolidated Master Fund’s Board of Trustees also serves as the board of trustees of the Feeder Funds.

Compensation for Trustees

The Funds pay no compensation to any of their officers or to the Trustees who are not Independent Trustees. Each Independent Trustee is paid by the Funds $38,000 per fiscal year in aggregate for his or her services to the Funds. The Chairman of the Board of Trustees of the Funds and the Chair of the Audit Committee each receive an additional $2,000 per fiscal year. The Funds also pay for the Trustees’ travel expenses related to Board meetings, continuing education and conferences.

Allocation of Investments

The following chart indicates the allocation of investments among the asset classes in the Consolidated Master Fund as of September 30, 2016.

Assets Class(1)	Fair Value	%
Equity	$628,602,169	66.38%
Multi-Category	179,391,242	18.94%
Global Macro	98,596,894	10.41%
Relative Value	40,408,157	4.27%

Total Investments	$946,998,462	100.00%

(1)	The complete list of investments included in the listed asset class categories is included in the Consolidated Schedule of Investments of the Consolidated Master Fund’s financial statements.

Form N-Q Filings

The Consolidated Master Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Consolidated Master Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov within 60 days after the Consolidated Master Fund’s first and third fiscal quarters. The Consolidated Master Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Holdings and allocations shown on any Form N-Q are as of the date indicated in the filing and may not be representative of future investments. Holdings and allocations should not be considered research or investment advice and should not be relied upon in making investment decisions.

Blackstone Alternative Alpha Master Fund and Subsidiary

Supplemental Information (Continued)

September 30, 2016 (Unaudited)

Proxy Voting Policies

The Master Fund and the Feeder Funds have delegated proxy voting responsibilities to the Investment Manager, subject to the Board’s general oversight. A description of the policies and procedures used to vote proxies related to the Master Fund’s and the Feeder Funds’ portfolio securities, and information regarding how the Master Fund and Feeder Funds voted proxies relating to their portfolio securities during the most recent 12-month period ended June 30, 2016, is available (1) without charge, upon request, by calling toll free, 1-855-890-7725 and (2) on the SEC’s website at http://www.sec.gov.

Additional Information

The Master Fund’s registration statement and statement of additional information includes additional information about the Trustees of the Fund. The registration statement and statement of additional information is available, without charge, upon request by calling 1-855-890-7725.

Blackstone Alternative Alpha Master Fund

Trustees

John M. Brown, Chairman

Frank J. Coates

Peter M. Gilbert

Paul J. Lawler

Kristen M. Leopold

Peter Koffler

Investment Manager

Blackstone Alternative Asset

Management L.P.

345 Park Avenue

New York, New York 10154

Administrator and Fund Accounting Agent

State Street Bank and Trust Company

1 Lincoln Street

Boston, MA 02111

Custodian

Citibank

388 Greenwich Street

New York, NY 10013

Transfer Agent

State Street Bank and Trust Company

1 Heritagte Drive

North Quincy, MA 02171

Officers

Brian F. Gavin, President and Principal Executive Officer

Arthur Liao, Treasurer and Principal Financial and Accounting Officer

James Hannigan, Chief Legal Officer, Chief Compliance Officer and Anti-Money Laundering Officer

Stephen Buehler, Secretary

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

30 Rockefeller Plaza

New York, New York 10112

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

This report, including the financial information herein, is transmitted to the shareholders of Blackstone Alternative Alpha Master Fund for their information. It is not a prospectus or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

You can request a copy of the Fund’s registration statement and statement of additional information without charge by calling the Fund’s transfer agent at 1-855-890-7725.

Item 2.	Code of Ethics.

Not applicable to this semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a) The registrant’s Consolidated Schedule of Investments as of the close of the reporting period is included in the Report to Shareholders filed under item 1 of this form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this semi-annual report.

Item 8.	Portfolio Managers of Closed-End Investment Management Companies.

(a) Not applicable to this semi-annual report.

(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”), are effective as of the date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable to this semi-annual report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable to this semi-annual report.

(b)	Certifications pursuant to Rule 30a-2(b) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Blackstone Alternative Alpha Master Fund

By (Signature and Title)	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

Date	November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

Date	November 28, 2016

By (Signature and Title)	/s/ Arthur Liao
Arthur Liao, Treasurer (Principal Financial and Accounting Officer)

Date	November 28, 2016